Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 391,952	$ 66,769	$ 62,645
Accounts receivable	4,530	0
Tax refund receivable	0	147,997	242,016
Prepaid expenses	50,000	0
TOTAL ASSETS	446,482	214,766	304,661
CURRENT LIABILITIES
Accrued expenses	416,987	469,700	374,476
Demand note payable	0	60,000	0
Derivative liability	9,000	10,800	27,000
Total current liabilities	425,987	540,500	401,476
Convertible note payable, net	83,738	73,980	0
TOTAL LIABILITIES	509,725	614,480	401,476
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Series A preferred stock, $.001 par value, 20,000,000 shares authorized, 4,000,000 shares issued and outstanding at June 30, 2014 and December 31, 2013	4,000	4,000
Common stock, $.001 par value, 100,000,000 shares authorized, 15,776,105 and 14,496,561 shares issued and outstanding at June 30, 2014 and December 31, 2013, respectively	15,776	14,497
Common stock subscription and interest receivable	(737,622)	(721,782)
Additional paid-in capital	15,706,065	14,265,710
Deficit accumulated during development stage	(15,041,858)	(13,952,470)
Total stockholders' deficit	(53,639)	(390,045)	(36,469)
Noncontrolling interest	(9,604)	(9,669)	(60,346)
TOTAL STOCKHOLDERS' DEFICIT	(63,243)	(399,714)	(96,815)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 446,482	$ 214,766	$ 304,661